3. MATERIAL ACCOUNTING POLICIES: Goodwill: Schedule of Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Goodwill

Goodwill (Year-over-Year Comparison)	2025	2024
	$	$
Balance, Beginning of Year	2,468,722	2,468,722
Goodwill recognized on acquisitions (Note-4)	9,637,585	-
Impairment losses recognized	-	-
Balance, End of Year	12,106,307	2,468,722